Stockholder's Equity - Preferred Stock (Details)	Dec. 31, 2020 $ / shares shares
Stockholder's Equity
Preferred stock, shares authorized (in shares)	1,000,000
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001
Preferred stock, shares issued (in shares)	0
Preferred stock, stock outstanding (in shares)	0